DEBT (Details) (USD $)				9 Months Ended	1 Months Ended			9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 4.5% Convertible bond due 2015 [Member]	Sep. 30, 2012 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Mar. 31, 2012 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member]	Sep. 30, 2012 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member]	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] 4.5% Convertible bond due 2015 [Member]	Sep. 30, 2012 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Sep. 30, 2011 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member]	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 [Member]
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt	$ 483,992,000	$ 513,137,000				$ 215,000,000	$ 225,000,000	$ 268,992,000		$ 288,137,000
Credit facility , outstanding	872,000	376,000
Total debt	484,864,000	513,513,000
Less: current portion of long-term debt	(21,572,000)	(19,521,000)
Long-term debt	463,292,000	493,992,000
Stated interest rate (in hundredths)			4.50%			4.50%
Stated interest rate range, minimum (in hundredths)				7.84%				7.84%	7.84%
Stated interest rate range, maximum (in hundredths)				8.04%				8.04%	8.04%
Long-term Debt, Rolling Maturity [Abstract]
2013	21,572,000
2014	22,376,000
2015	239,174,000
2016	26,134,000
2017	28,243,000
Thereafter	147,365,000
Total debt	484,864,000	513,513,000
Convertible bonds due 2015 [Abstract]
Notional value of convertible bonds purchased					10,000,000
Purchase price of convertible bonds					5,400,000
Gain on purchase of convertible debt					4,600,000
Portion of convertible bonds outstanding owned by the Company					4.40%
Convertible, conversion price (in dollars per share)						$ 36.5567
Assets pledged [Abstract]
Vessels and newbuildings	285,320,000	298,491,000
Restricted cash and investments (excluding amounts held in charter service reserve)	$ 74,163,000	$ 99,303,000